Reconciliation of insurance balances for liability for remaining coverage and liability for incurred claims (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	£ 0
Liabilities arising from insurance and participating investment contracts	(110,300)
Insurance service expenses
Incurred claims and other directly attributable expenses	(2,345)	£ (2,226)
Amortisation of insurance acquisition cash flows	(118)	(78)
Cash flows
Insurance contract assets	1	0
Liabilities arising from insurance and participating investment contracts	(120,148)	(110,300)
Life
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	0	24
Liabilities arising from insurance and participating investment contracts	(109,920)	(124,885)
Net asset (liability)	(109,920)	(124,861)
Insurance revenue
Contracts under the modified retrospective approach	0	0
Contracts under the fair value transition approach	1,467	1,266
Other contracts	1,027	636
Insurance revenue	2,494	1,902
Insurance service expenses
Incurred claims and other directly attributable expenses	(1,897)	(1,751)
Adjustments to liabilities for incurred claims	0	0
Losses from drawdown contract modifications	0	(1,242)
Losses and reversal of losses on onerous insurance contracts	58	(244)
Amortisation of insurance acquisition cash flows	(88)	(85)
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	(1,927)	(3,322)
Insurance service result	567	(1,420)
Net finance income (expense) from insurance and participating investment contracts	(11,684)	15,950
Exchange differences	32	(94)
Total change in profit or loss	(11,085)	14,436
Investment components	0	0
Cash flows
Premiums received	(9,768)	(8,861)
Claims and other insurance service expenses paid	10,721	9,099
Insurance acquisition cash flows	203	200
Increase (decrease) through cash flows, insurance contracts liability (asset)	1,156	438
Transfer to other items in the balance sheet	66	67
Insurance contract assets	1	0
Liabilities arising from insurance and participating investment contracts	(119,784)	(109,920)
Net asset (liability)	(119,783)	(109,920)
Non-life
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	0	0
Liabilities arising from insurance and participating investment contracts	(380)	(322)
Net asset (liability)	(380)	(322)
Insurance revenue
Contracts under the modified retrospective approach	0	0
Contracts under the fair value transition approach	0	0
Other contracts	514	559
Insurance revenue	514	559
Insurance service expenses
Incurred claims and other directly attributable expenses	(448)	(475)
Adjustments to liabilities for incurred claims	(3)	(57)
Losses and reversal of losses on onerous insurance contracts	1	(2)
Amortisation of insurance acquisition cash flows	(30)	7
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	(480)	(527)
Insurance service result	34	32
Net finance income (expense) from insurance and participating investment contracts	(6)	(2)
Exchange differences	0	0
Total change in profit or loss	28	30
Investment components	0	0
Cash flows
Premiums received	(525)	(584)
Claims and other insurance service expenses paid	475	468
Insurance acquisition cash flows	38	28
Increase (decrease) through cash flows, insurance contracts liability (asset)	(12)	(88)
Transfer to other items in the balance sheet	0	0
Insurance contract assets	0	0
Liabilities arising from insurance and participating investment contracts	(364)	(380)
Net asset (liability)	(364)	(380)
Excluding loss component £m | Life
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	0	184
Liabilities arising from insurance and participating investment contracts	(108,846)	(124,053)
Net asset (liability)	(108,846)	(123,869)
Insurance revenue
Contracts under the modified retrospective approach	0	0
Contracts under the fair value transition approach	1,467	1,266
Other contracts	1,027	636
Insurance revenue	2,494	1,902
Insurance service expenses
Incurred claims and other directly attributable expenses	0	0
Adjustments to liabilities for incurred claims	0	0
Losses from drawdown contract modifications	0	(1,242)
Losses and reversal of losses on onerous insurance contracts	0	0
Amortisation of insurance acquisition cash flows	(88)	(85)
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	(88)	(1,327)
Insurance service result	2,406	575
Net finance income (expense) from insurance and participating investment contracts	(11,576)	15,885
Exchange differences	32	(94)
Total change in profit or loss	(9,138)	16,366
Investment components	8,793	7,285
Cash flows
Premiums received	(9,768)	(8,861)
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	203	200
Increase (decrease) through cash flows, insurance contracts liability (asset)	(9,565)	(8,661)
Transfer to other items in the balance sheet	32	33
Insurance contract assets	1	0
Liabilities arising from insurance and participating investment contracts	(118,725)	(108,846)
Net asset (liability)	(118,724)	(108,846)
Excluding loss component £m | Non-life
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	0	0
Liabilities arising from insurance and participating investment contracts	(22)	(32)
Net asset (liability)	(22)	(32)
Insurance revenue
Contracts under the modified retrospective approach	0	0
Contracts under the fair value transition approach	0	0
Other contracts	514	559
Insurance revenue	514	559
Insurance service expenses
Incurred claims and other directly attributable expenses	0	0
Adjustments to liabilities for incurred claims	0	0
Losses and reversal of losses on onerous insurance contracts	0	0
Amortisation of insurance acquisition cash flows	(30)	7
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	(30)	7
Insurance service result	484	566
Net finance income (expense) from insurance and participating investment contracts	0	0
Exchange differences	0	0
Total change in profit or loss	484	566
Investment components	0	0
Cash flows
Premiums received	(525)	(584)
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	38	28
Increase (decrease) through cash flows, insurance contracts liability (asset)	(487)	(556)
Transfer to other items in the balance sheet	0	0
Insurance contract assets	0	0
Liabilities arising from insurance and participating investment contracts	(25)	(22)
Net asset (liability)	(25)	(22)
Loss component £m | Life
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	0	(160)
Liabilities arising from insurance and participating investment contracts	(471)	(179)
Net asset (liability)	(471)	(339)
Insurance revenue
Contracts under the modified retrospective approach	0	0
Contracts under the fair value transition approach	0	0
Other contracts	0	0
Insurance revenue	0	0
Insurance service expenses
Incurred claims and other directly attributable expenses	52	44
Adjustments to liabilities for incurred claims	0	0
Losses from drawdown contract modifications	0	0
Losses and reversal of losses on onerous insurance contracts	58	(244)
Amortisation of insurance acquisition cash flows	0	0
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	110	(200)
Insurance service result	110	(200)
Net finance income (expense) from insurance and participating investment contracts	(105)	68
Exchange differences	0	0
Total change in profit or loss	5	(132)
Investment components	0	0
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Increase (decrease) through cash flows, insurance contracts liability (asset)	0	0
Transfer to other items in the balance sheet	0	0
Insurance contract assets	0	0
Liabilities arising from insurance and participating investment contracts	(466)	(471)
Net asset (liability)	(466)	(471)
Loss component £m | Non-life
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	0	0
Liabilities arising from insurance and participating investment contracts	(1)	(4)
Net asset (liability)	(1)	(4)
Insurance revenue
Contracts under the modified retrospective approach	0	0
Contracts under the fair value transition approach	0	0
Other contracts	0	0
Insurance revenue	0	0
Insurance service expenses
Incurred claims and other directly attributable expenses	0	5
Adjustments to liabilities for incurred claims	0	0
Losses and reversal of losses on onerous insurance contracts	1	(2)
Amortisation of insurance acquisition cash flows		0
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	1	3
Insurance service result	1	3
Net finance income (expense) from insurance and participating investment contracts	0	0
Exchange differences	0	0
Total change in profit or loss	1	3
Investment components	0	0
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Increase (decrease) through cash flows, insurance contracts liability (asset)	0	0
Transfer to other items in the balance sheet	0	0
Insurance contract assets	0	0
Liabilities arising from insurance and participating investment contracts	0	(1)
Net asset (liability)	0	(1)
Liability for incurred claims £m | Life
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	0	0
Liabilities arising from insurance and participating investment contracts	(603)	(653)
Net asset (liability)	(603)	(653)
Insurance revenue
Contracts under the modified retrospective approach	0	0
Contracts under the fair value transition approach	0	0
Other contracts	0	0
Insurance revenue	0	0
Insurance service expenses
Incurred claims and other directly attributable expenses	(1,949)	(1,795)
Adjustments to liabilities for incurred claims	0	0
Losses from drawdown contract modifications	0	0
Losses and reversal of losses on onerous insurance contracts	0	0
Amortisation of insurance acquisition cash flows	0	0
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	(1,949)	(1,795)
Insurance service result	(1,949)	(1,795)
Net finance income (expense) from insurance and participating investment contracts	(3)	(3)
Exchange differences	0	0
Total change in profit or loss	(1,952)	(1,798)
Investment components	(8,793)	(7,285)
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	10,721	9,099
Insurance acquisition cash flows	0	0
Increase (decrease) through cash flows, insurance contracts liability (asset)	10,721	9,099
Transfer to other items in the balance sheet	34	34
Insurance contract assets	0	0
Liabilities arising from insurance and participating investment contracts	(593)	(603)
Net asset (liability)	(593)	(603)
Liability for incurred claims £m | Non-life
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	0	0
Liabilities arising from insurance and participating investment contracts	(357)	(286)
Net asset (liability)	(357)	(286)
Insurance revenue
Contracts under the modified retrospective approach	0	0
Contracts under the fair value transition approach	0	0
Other contracts	0	0
Insurance revenue	0	0
Insurance service expenses
Incurred claims and other directly attributable expenses	(448)	(480)
Adjustments to liabilities for incurred claims	(3)	(57)
Losses and reversal of losses on onerous insurance contracts	0	0
Amortisation of insurance acquisition cash flows	0	0
Increase (decrease) through insurance service expenses, insurance contracts liability (asset)	(451)	(537)
Insurance service result	(451)	(537)
Net finance income (expense) from insurance and participating investment contracts	(6)	(2)
Exchange differences	0	0
Total change in profit or loss	(457)	(539)
Investment components	0	0
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	475	468
Insurance acquisition cash flows	0	0
Increase (decrease) through cash flows, insurance contracts liability (asset)	475	468
Transfer to other items in the balance sheet	0	0
Insurance contract assets	0	0
Liabilities arising from insurance and participating investment contracts	(339)	(357)
Net asset (liability)	£ (339)	£ (357)